Consolidated Statements of Loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Loss per share - diluted	$ (0.05)	$ (0.04)
Weighted average number of common shares - diluted	156,991,661	155,626,128